Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other income [abstract]
Maintenance income	$ 9	$ 9	$ 9
Forfeiture of customer deposit	50		151
Others	617	406	390
Other income	$ 676	$ 415	$ 550